Income Taxes (Details)	6 Months Ended
	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2024 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 MYR (RM)	Dec. 31, 2024 SGD ($)
Income Taxes [Line Items]
Income tax expense benefit (in Dollars) | $			$ 10,000
Taxable income exempted (in Dollars) | $			190,000
Additional paid in capital (in Ringgits)			32,894,827				$ 25,783,686		$ 29,044,790
Gross income from business (in Ringgits)	$ 2,091,070	$ 1,639,028	$ 2,091,070	$ 1,639,028		$ 1,670,149
First tax amount (in Ringgits)					RM 600,000
Next S$1,90,000 [Member]
Income Taxes [Line Items]
Tax exempt percentage			50.00%	50.00%	50.00%
SINGAPORE
Income Taxes [Line Items]
Corporate tax rate			17.00%	17.00%	17.00%
SINGAPORE | First S$10,000 [Member]
Income Taxes [Line Items]
Tax exempt percentage			75.00%	75.00%	75.00%
MALAYSIA
Income Taxes [Line Items]
Corporate tax rate			24.00%	24.00%	24.00%
Additional paid in capital (in Ringgits)								RM 2,500,000
Gross income from business (in Ringgits)					RM 50,000,000
MALAYSIA | First MYR 6,00,000 [Member]
Income Taxes [Line Items]
Tax exempt percentage			17.00%	17.00%	17.00%
MALAYSIA | Over MYR 6,00,000 [Member]
Income Taxes [Line Items]
Tax exempt percentage			24.00%	24.00%	24.00%